Fair Value (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following fair value hierarchy table presents information about each major category of our financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	Fair Value Measurement at December 31, 2012
	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents:
U.S. treasuries	$2,000	$2,000	$—	$—
Money market funds	1,580	1,580	—	—

Total cash equivalents	$3,580	$3,580	$—	$—

Short-term investments:
U.S. treasuries	$13,996	$13,996	$—	$—

	Fair Value Measurement at December 31, 2013
	Fair Value	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$37,158	$37,158	$—	$—

Liabilities
Future purchase rights	$2,600	$—	$—	$2,600

	Fair Value Measurement at June 30, 2014
	Fair Value	Level 1	Level 2	Level 3
	(unaudited)
Assets
Cash equivalents:
Money market funds	$88,217	$88,217	$—	$—

Schedule of Changes in Level 3 Future Purchase Rights Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the changes in Level 3 preferred stock warrant liabilities measured at fair value on a recurring basis for the year ended December 31, 2012 (in thousands):

Fair Value of Preferred Stock Warrant Liabilities
Balance at January 1, 2012	$180
Revaluation of warrants	(180)

Balance at December 31, 2012	$—

The preferred stock warrants were converted to common stock warrants in February 2012 (see Note 2).

The following table summarizes the changes in Level 3 future purchase rights liabilities measured at fair value on a recurring basis for the years ended December 31, 2012 and 2013, and the six months ended June 30, 2014 (in thousands):

Fair Value of Future Purchase Rights Liabilities
Balance at January 1, 2012	$—
Initial valuation of future purchase rights	3,101
Re-measurement of future purchase rights	(3,101)

Balance at December 31, 2012	—
Initial valuation of additional future purchase rights	1,294
Re-measurement of future purchase rights	1,306

Balance at December 31, 2013	$2,600
Re-measurement of future purchase rights	(2,600)

Balance at June 30, 2014 (unaudited)	$—

Schedule of Future Purchase Rights Liabilities Using Binomial Lattice Option Pricing Model

We valued the future purchase rights liabilities in the periods ended December 31, 2012 and 2013 using a binomial lattice option pricing model with the following assumptions:

	December 31,
	2012	2013
Common stock fair value	$1.17	$5.93
Preferred stock price	$8.00	$8.00
Volatility	80.0%	85.0%
Risk-free interest rate	0.36%	0.38%
Contractual life (years)	3.08	2.08
Number of nodes	37	25
Dividend yield	0.0%	0.0%